INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

        The following summarizes the Company's intangible assets:

As of December 31, 2013	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Technical know-how	1,627,777	(1,004,715)	623,062
Computer software	7,490,070	(2,456,199)	5,033,871

Total intangible assets, net	9,117,847	(3,460,914)	5,656,933

As of December 31, 2012	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Technical know-how	1,025,861	(341,954)	683,907
Computer software	5,634,986	(1,991,289)	3,643,697

Total intangible assets, net	6,660,847	(2,333,243)	4,327,604

        Amortization expense for the years ended December 31, 2011, 2012 and 2013 were $1,012,624, $754,148 and $1,094,637, respectively.

        Amortization expenses of the above intangible assets is expected to be approximately $1.3 million, $1.2 million, $0.9 million, $0.7 million and $0.5 million for the years ended December 31, 2014, 2015, 2016, 2017 and 2018, respectively.